TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses and Statement of Additional Information

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Transamerica Flexible Income

The following replaces the current information in the Prospectuses and Summary Prospectuses for Transamerica Flexible Income relating to Aegon USA Investment Management, LLC under the section entitled “Management.” Transamerica Asset Management, Inc. continues to serve as the fund’s investment adviser.

Sub-Adviser:	Portfolio Managers:
Aegon USA Investment Management, LLC	Brian W. Westhoff, CFA, Portfolio Manager since 2005
James K. Schaeffer, Jr., Portfolio Manager since 2011
Doug Weih, CFA, Portfolio Manager since 2014
Matthew Q. Buchanan, CFA, Portfolio Manager since 2015
Bradley D. Doyle, Portfolio Manager since 2015

The following replaces the information in the Prospectuses relating to Transamerica Flexible Income under the section entitled “Portfolio Managers”:

Name	Sub-Adviser	Positions Over Past Five Years
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2005; Portfolio Manager with Aegon USA Investment Management, LLC since 2000; Director of Investment Grade since 2006
James K. Schaeffer, Jr.	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2011; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Director of Distressed Debt since 2004
Doug Weih, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Director of Public Securitized Bonds since 2009
Matthew Q. Buchanan, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2012; Co-Head of Investment Grade Credit; Bond Trader, Logan Circle Partners 2007-2012
Bradley D. Doyle	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit

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Transamerica Multi-Managed Balanced

The following replaces the current information in the Prospectuses and Summary Prospectuses for Transamerica Multi-Managed Balanced relating to Aegon USA Investment Management, LLC under the section entitled “Management.” Transamerica Asset Management, Inc. continues to serve as the fund’s investment adviser. Information relating to the other sub-adviser to the fund, J.P. Morgan Investment Management Inc., has not changed.

Sub-Adviser:	Portfolio Managers:
Aegon USA Investment Management, LLC	Brian W. Westhoff, CFA, Portfolio Manager since 2014
Doug Weih, CFA, Portfolio Manager since 2014
Matthew Q. Buchanan, CFA, Portfolio Manager since 2015
Bradley D. Doyle, Portfolio Manager since 2015
Tyler A. Knight, Portfolio Manager since 2015

The following replaces the information in the Prospectuses relating to Transamerica Multi-Managed Balanced under the section entitled “Portfolio Managers”:

Name	Sub-Adviser	Positions Over Past Five Years
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Portfolio Manager with Transamerica Investment Management, LLC from 2005-2011
Doug Weih, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Director of Public Securitized Bonds since 2009
Matthew Q. Buchanan, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2012; Co-Head of Investment Grade Credit; Bond Trader, Logan Circle Partners 2007-2012
Bradley D. Doyle	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit
Tyler A. Knight	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008

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Transamerica Intermediate Bond

The following replaces the current information in the Class I2 Prospectus and Summary Prospectus for Transamerica Intermediate Bond relating to Aegon USA Investment Management, LLC under the section entitled “Management.” Transamerica Asset Management, Inc. continues to serve as the fund’s investment adviser.

Sub-Adviser:	Portfolio Managers:
Aegon USA Investment Management, LLC	Brian W. Westhoff, CFA, Portfolio Manager since 2014
Doug Weih, CFA, Portfolio Manager since 2014
Matthew Q. Buchanan, CFA, Portfolio Manager since 2015
Bradley D. Doyle, Portfolio Manager since 2015
Tyler A. Knight, Portfolio Manager since 2015

The following replaces the information in the Prospectus relating to Transamerica Intermediate Bond under the section entitled “Portfolio Managers”:

Name	Sub-Adviser	Positions Over Past Five Years
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Portfolio Manager with Transamerica Investment Management, LLC from 2005-2011
Doug Weih, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Director of Public Securitized Bonds since 2009
Matthew Q. Buchanan, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2012; Co-Head of Investment Grade Credit; Bond Trader, Logan Circle Partners 2007-2012
Bradley D. Doyle	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit
Tyler A. Knight	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008

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Transamerica Developing Markets Equity

The following replaces the current information in the Class I2 Prospectus and Summary Prospectus for Transamerica Developing Markets Equity relating to OppenheimerFunds, Inc. under the section entitled “Management.” Transamerica Asset Management, Inc. continues to serve as the fund’s investment adviser.

Sub-Adviser:	Portfolio Managers:
OppenheimerFunds, Inc.	Justin Leverenz, CFA, Portfolio Manager since 2007
John Paul Lech, Portfolio Manager since 2015

The following replaces the information in the Prospectus relating to Transamerica Developing Markets Equity under the section entitled “Portfolio Managers”:

Name	Sub-Adviser	Positions Over Past Five Years
Justin Leverenz, CFA	OppenheimerFunds, Inc.	Portfolio Manager of the fund since 2007; Director of Emerging Markets Equities of the sub-adviser since January 2013; Senior Vice President of the sub-adviser since November 2009; Vice President of the sub-adviser from July 2004 to October 2009; Head of Research in Taiwan and Director of Pan-Asian Technology for Goldman Sachs from 2002-2004; Analyst and Head of Equity Research in Taiwan for Barclays de Zoete Wedd (now Credit Suisse) from 1993 to 1995 and 1997 to 2000, respectively
John Paul Lech	OppenheimerFunds, Inc.	Portfolio Manager of the fund since 2015; Director of Research for the Emerging Markets Equity Team since September 2015 and a Vice President of the sub-adviser since June 2011; Senior Research Analyst from January 2010 through September 2015; Research Analyst from December 2008 to January 2010; Assistant Vice President of the sub-adviser from January 2010 to January 2011

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Transamerica Core Bond

The following replaces the current information in the Class I2 Prospectus and Summary Prospectus of Transamerica Core Bond, relating to J.P. Morgan Investment Management Inc. under the section entitled “Management.” Transamerica Asset Management, Inc. continues to serve as the fund’s investment adviser.

Sub-Adviser:	Portfolio Managers:
J.P. Morgan Investment Management Inc.	Barbara Miller, Portfolio Manager since 2015
Christopher Nauseda, Portfolio Manager since 2015
Peter Simons, CFA, Portfolio Manager since 2015
Henry Song, CFA, Portfolio Manager since 2015

The following replaces the information in the Class I2 Prospectus relating to Transamerica Core Bond under the section entitled “Portfolio Managers”:

Name	Sub-Adviser	Positions Over Past Five Years
Barbara Miller	J.P. Morgan Investment Management Inc.	Portfolio Manager of the fund since 2015; Employee of J.P. Morgan Investment Management Inc. since 1994; Managing Director; Portfolio Manager and Head of the U.S. Value Driven Fixed Income Team. Senior Location Office of the Global Fixed Income, Currency & Commodities Group
Christopher Nauseda	J.P. Morgan Investment Management Inc.	Portfolio Manager of the fund since 2015; Employee of J.P. Morgan Investment Management Inc. since 1982; Vice President; Member of the Global Fixed Income, Currency & Commodities Group and Portfolio Manager for the U.S. Value Driven Team
Peter Simons, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the fund since 2015; Employee of J.P. Morgan Investment Management Inc. since 2001; Executive Director; Member of the Global Fixed Income, Currency & Commodities Group and Portfolio Manager for the U.S. Value Driven Team
Henry Song, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the fund since 2015; Employee of J.P. Morgan Investment Management Inc. since 2005; Executive Director; Member of the Global Fixed Income, Currency & Commodities Group and Portfolio Manager for the U.S. Value Driven Team

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Transamerica Capital Growth

The following supplements the information in the Prospectuses of Transamerica Capital Growth under the section entitled “More on Each Fund’s Strategies and Investments”:

The fund’s sub-adviser, Morgan Stanley Investment Management Inc. (the “sub-adviser”), under normal circumstances, seeks long-term capital growth by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 1000® Growth Index, which as of December 31, 2014 was between $203.5 million and $665.5 billion.

The fund may purchase and sell certain derivative instruments, such as options, future contracts, options on futures contracts or foreign currency, contracts for difference, swaps and structured investments, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks. Foreign currency option contracts may be used for hedging purposes or non-hedging purposes in pursuing the fund’s investment objective. In determining compliance with any percentage limitation or requirement regarding the use or investment of fund assets, the fund will take into account derivative or synthetic instruments or other positions that, in the judgment of the sub-adviser, have economic characteristics similar to the applicable category of investments.

The fund may invest in initial public offerings. The fund may also invest up to 10% of its assets in real estate investment trusts (“REITs”) and foreign real estate companies.

The fund may invest up to 25% of its total assets in securities of foreign issuers, including issuers located in emerging market or developing countries and securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers. The sub-adviser considers an issuer to be from a particular country if (i) its principal securities trading market is in that country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, or has a principal office in, that country. By applying these tests, it is possible that a particular company could be deemed to be from more than one country. The securities in which the fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The fund may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investment in foreign securities. The fund’s equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds (“ETFs”), limited partnership interests, and other specialty securities having equity features.

The sub-adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. The sub-adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The sub-adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The sub-adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

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Transamerica Growth Opportunities

The following supplements the information in the Prospectuses of Transamerica Growth Opportunities under the section entitled “More on Each Fund’s Strategies and Investments”:

The fund’s sub-adviser, Morgan Stanley Investment Management Inc. (the “sub-adviser”), under normal circumstances, seeks long-term capital growth by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 1000® Growth Index, which as of December 31, 2014 was between $203.5 million and $665.5 billion.

The fund may purchase and sell certain derivative instruments, such as options, future contracts, options on futures contracts or foreign currency, contracts for difference, swaps and structured investments, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks. Foreign currency option contracts may be used for hedging purposes or non-hedging purposes in pursuing the fund’s investment objective. In determining compliance with any percentage limitation or requirement regarding the use or investment of fund assets, the fund will take into account derivative or synthetic instruments or other positions that, in the judgment of the sub-adviser, have economic characteristics similar to the applicable category of investments.

The fund may invest in initial public offerings. The fund may also invest up to 10% of its assets in real estate investment trusts (“REITs”) and foreign real estate companies.

The fund may invest up to 25% of its total assets in securities of foreign issuers, including issuers located in emerging market or developing countries and securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers. The sub-adviser considers an issuer to be from a particular country if (i) its principal securities trading market is in that country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, or has a principal office in, that country. By applying these tests, it is possible that a particular company could be deemed to be from more than one country. The securities in which the fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The fund may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investment in foreign securities. The fund’s equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds (“ETFs”), limited partnership interests, and other specialty securities having equity features.

The sub-adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. The sub-adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The sub-adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The sub-adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

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Investors Should Retain this Supplement for Future Reference

October 1, 2015